CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Receivables, net of allowance for doubtful accounts of $0.9 and $1.0	$ 0.9	$ 1.0
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	56,200,000	56,200,000
Common stock, shares outstanding	56,000,000	56,000,000